Phone:	(212) 569-5734
Fax:	(215) 832-5734
Email:	schwartz-g@blankrome.com

April 12, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4720
Attention:  Filing Desk

Re:	RiverPark Funds Trust (the “Trust”)
SEC File Number: 811-22431

Dear Ladies and Gentlemen:

Transmitted herewith is Post-Effective Amendment No. 6 (the “Amendment”) to the Trust’s registration statement on Form N-1A, filed under the Securities Act of 1933, as amended in connection with the registration of shares of a new series of the Trust, RiverPark Structural Alpha Fund.

Please contact me with any questions or comments regarding this filing at (215) 569-5734 or by e-mail at schwartz-g@blankrome.com.

Sincerely yours,

/s/ Geoffrey D. Schwartz

Geoffrey D. Schwartz